SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2024
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
13.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Year ended December 31,
	2024	2023
	$	$
Non-cash investing and financing activities:
Right-of-use assets and liabilities	99,307	151,527
Shares issued pursuant to acquisition of exploration and evaluation assets (Note 3(i))	20,876,707	203,979
Shares issued pursuant to acquisition of property and equipment (Note 3(i))	350,000	—
Consideration received for disposal of Lucky Strike project (Note 3(ii))	—	4,657,482
Exploration and evaluation assets included in accounts payable and accrued liabilities	676,921	—
Share issuance costs included in accounts payable and accrued liabilities	—	9,850
Cash paid for income taxes	—	—
Cash paid for interest	25,105	—
Cash received for interest	2,944,725	2,715,926